Cash and cash equivalents - Additional information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents.
Cash and cash equivalents	€ 22,729	€ 34,186	€ 27,724	€ 21,610
Decrease of short term deposits	14,900
Increase of current accounts	€ 3,400